SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Write-off of inventory		$ 465	$ 379	$ 565
Business Acquisition [Line Items]
Impairment of intangible assets	$ 325		$ 325
Number of shares excluded from calculation of diluted earnings (loss) per share		712,391	871,304	740,292
Financial Institutions [Line Items]
Tax expenses (benefits) related to uncertainties in income taxes		$ 147	$ 55	$ (55)
Stock-based compensation		243	373	513
Accrued severance pay		711
Severance expenses		245	1,009	1,156
Advertising expense		$ 122	$ 321	114
Foreign exchange derivative instruments				$ 39
Major Israeli And U.S. Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits		$ 19,151
Other Banks [Member]
Financial Institutions [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits		$ 12,009
Perimeter [Member]
Business Acquisition [Line Items]
Projected net cash flows, period		5 years
Weighted average cost of capital rate		16.00%
Long-term growth rate		1.00%
Cyber [Member]
Business Acquisition [Line Items]
Impairment of intangible assets			$ 325
Projected net cash flows, period		5 years
Weighted average cost of capital rate		16.00%
Long-term growth rate		3.00%